RISK MANAGEMENT POLICIES - Sensitivity to reasonably possible additional variation in interest rates for next year (Details) - Interest rate risk [member] $ in Thousands	12 Months Ended
Dec. 31, 2019 ARS ($)
Interest rate risk
Decrease in the interest rate	$ (357,394)
Increase in the interest rate	$ 260,313
Argentina, Pesos [member]
Interest rate risk
Decrease in the interest rate	4.00%
Increase in the interest rate	4.00%
US Dollar [member]
Interest rate risk
Decrease in the interest rate	2.00%
Increase in the interest rate	2.00%